PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2015
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

7.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Buildings	1,928,090,705	5,048,349,531
Computer equipment	350,022,706	534,734,639
Website-related equipment	246,791,832	377,457,565
Furniture and fixtures	86,013,103	125,609,830
Software	76,484,726	101,444,245
Leasehold improvements	51,638,809	129,401,013
Construction in progress	3,014,154,910	11,231,274
Less: accumulated depreciation and amortization	(532,570,330)	(772,268,598)

Total net book value	5,220,626,461	5,555,959,499

In 2014, the Company entered into an agreement to acquire building in Shanghai Sky SOHO. All direct costs of the building in Sky SOHO were originally capitalized as construction in progress. In 2015, the building was put into use.

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 was RMB110 million, RMB174 million and RMB256 million, respectively.